Acquisitions and disposals (Tables)	6 Months Ended
Sep. 30, 2018
Acquisitions and disposals
Schedule of aggregate cash consideration in respect of purchases in subsidiaries, net of cash acquired

	Six months ended 30 September
	2018	2017
	€m	€m
Cash consideration paid
Acquisitions during the year	69	6
Net cash acquired	(7)	—
	62	6

Schedule of details of disposal

€m
Other intangible assets	(6,138)
Property, plant and equipment	(3,091)
Trade and other receivables	(1,572)
Other investments	(6)
Cash and cash equivalents	(751)
Current and deferred taxation	(2,790)
Short and long-term borrowings	7,896
Trade and other payables	1,669
Provisions	720
Net assets contributed into Vodafone Idea	(4,063)
Fair value of investment in Vodafone Idea	2,467
Net cash proceeds arising from the transaction	320
Other effects[1]	(2,144)
Net loss on formation of Vodafone Idea[2]	(3,420)

Note:

1. Includes €2,079 million of recycled foreign exchange losses.